Income Taxes Expenses - Deferred tax liabilities and assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry-forward	$ 30,042,281	$ 22,456,244	$ 18,196,880
Accrued expenses	331,770	1,082,761	3,833,970
Advertising fees	18,287,319	23,293,389	10,854,554
Deferred subsidies and revenue		507,414	70,193
Provision for doubtful accounts	197,592	204,936	515,870
Depreciation difference of property and equipment	965,052	530,685	109,385
Impairment loss	161,993	82,505	82,505
Total deferred tax assets	49,986,007	48,157,934	33,663,357
Valuation allowance on deferred tax assets	$ (49,986,007)	$ (48,157,934)	$ (33,663,357)	$ (25,704,005)